Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2015	2016
	RMB	RMB
Acquisition consideration payable	1,919,183	307,818
Accrued office expenses	87,893	117,841
Deposits from sales agents and others	41,643	76,437
Accrued telecom and bandwidth fees	24,325	66,519
Other payable to platform users	15,082	63,824
Accrued professional fees	16,909	28,396
Government subsidy	11,900	16,478
Payable to employees for proceeds of selling their share-based awards	21,134	2,177
Others	43,136	48,414
Total	2,181,205	727,904